Summary of Significant Accounting Policies - Narrative (Detail) $ in Thousands		12 Months Ended
	Sep. 25, 2017	Dec. 31, 2017 USD ($) vote vessel component segment partner	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2017
Basis of presentation and Non-Controlling Interests
Net investing cash flow		$ 1,054,171	$ 530,519	$ 1,823,278
Net financing cash flow		417,884	(200,662)	918,934
Vessels and equipment
Interest costs capitalized to vessels and equipment		$ 36,300	36,900	22,000
Number of segments | segment		2
Depreciation and amortization		$ 485,829	571,825	509,500
Amortization of vessels accounted for as capital leases		28,000	12,800	5,400
Asset retirement obligation
Asset retirement obligation		27,300	44,700
Other non-current assets		83,211	190,699
Employee pension plans
Cost recognized for defined contribution pension plans		11,800	13,500	15,200
Funded status deficiency		$ 1,500	2,500
Norway
Employee pension plans
Percentage of ownership of defined benefit pension assets		65.00%
Australia
Employee pension plans
Percentage of ownership of defined benefit pension assets		35.00%
Asset retirement obligation
Asset retirement obligation
Other non-current assets		$ 7,400	27,900
Units for Maintenance and Safety
Vessels and equipment
Property, plant and equipment, useful life		35 years
Long Distance Towing and Offshore Installation
Vessels and equipment
Property, plant and equipment, useful life		25 years
Liquefied Natural Gas
Operating revenues and expenses
Number of vessels | vessel		4
Vessels and equipment
Property, plant and equipment, useful life		35 years
Tanker
Vessels and equipment
Property, plant and equipment, useful life		25 years
Shuttle
Vessels and equipment
Property, plant and equipment, useful life		20 years
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life		25 years
Liquefied Petroleum Gas
Vessels and equipment
Property, plant and equipment, useful life		30 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation and amortization		$ 397,600	492,000	$ 445,200
Maximum | FPSO
Vessels and equipment
Property, plant and equipment, useful life		25 years
Maximum | Dry-docking activity
Vessels and equipment
Property, plant and equipment, useful life		5 years
Minimum | FPSO
Vessels and equipment
Property, plant and equipment, useful life		20 years
Minimum | Dry-docking activity
Vessels and equipment
Property, plant and equipment, useful life		2 years 6 months
Public Subsidiaries
Basis of presentation and Non-Controlling Interests
Ownership percentage		50.00%
Teekay Offshore
Basis of presentation and Non-Controlling Interests
Number of components in segment | component		2
Asset retirement obligation
Asset retirement obligation			$ 21,700
Teekay Offshore | General Partner
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner		2.00%	2.00%
Teekay Tankers
Basis of presentation and Non-Controlling Interests
Common stock number of votes per share | vote		5
Joint venture ownership percentage					50.00%
Teekay Tankers | Class B
Basis of presentation and Non-Controlling Interests
Common stock, maximum voting power		49.00%
Teekay Offshore and Teekay LNG | General Partner
Basis of presentation and Non-Controlling Interests
Number of partners | partner		1
Teekay LNG | General Partner
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner		2.00%
Teekay Offshore
Basis of presentation and Non-Controlling Interests
Ownership percentage		50.00%
Teekay Offshore | Common Units
Basis of presentation and Non-Controlling Interests
Ownership percentage		13.80%	27.50%
Teekay Offshore | Series D Preferred Stock
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage		74.00%
Teekay Offshore | Preferred Unitholders
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage		100.00%
Teekay Tankers | Teekay Tankers
Basis of presentation and Non-Controlling Interests
Ownership percentage		28.80%	25.40%
Teekay LNG
Basis of presentation and Non-Controlling Interests
Ownership percentage		33.00%	33.10%
Teekay LNG | Liquefied Natural Gas
Basis of presentation and Non-Controlling Interests
Net investing cash flow			$ 355,000
Net financing cash flow			$ 355,000
Teekay LNG | Preferred Unitholders
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage		100.00%
GP of Teekay LNG and Teekay Offshore
Basis of presentation and Non-Controlling Interests
Ownership percentage		100.00%
General Partner | Brookfield
Basis of presentation and Non-Controlling Interests
Percentage of ownership acquired	49.00%
General Partner | Teekay Offshore
Basis of presentation and Non-Controlling Interests
Percentage of ownership acquired	2.00%
General Partner | Teekay Offshore
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner	100.00%